Consolidating Financial Information Of Guarantors And Issuers	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Consolidating Financial Information Of Guarantors And Issuers [Abstract]
Consolidating Financial Information Of Guarantors And Issuers

Note 16—Consolidating Financial Information of Guarantors and Issuers

As of September 30, 2011, CEOC is the issuer of certain debt securities that have been guaranteed by Caesars Entertainment and certain subsidiaries of CEOC. The following consolidating schedules present condensed financial information for Caesars Entertainment, the parent and guarantor; CEOC, the subsidiary issuer; guarantor subsidiaries of CEOC; and non-guarantor subsidiaries of Caesars Entertainment and CEOC, which include PHW Las Vegas and the CMBS properties, as of September 30, 2011, and December 31, 2010, and for the quarters and nine months ended September 30, 2011 and 2010.

In lieu of providing separate unaudited financial statements for the guarantor subsidiaries, we have included the accompanying condensed consolidating financial statements based on the Securities and Exchange Commission's interpretation and application of ASC 470-10-S99, (Rule 3-10 of the Securities and Exchange Commission's Regulation S-X). Management does not believe that separate financial statements of the guarantor subsidiaries are material to our investors. Therefore, separate financial statements and other disclosures concerning the guarantor subsidiaries are not presented.

As described in more detail in Note 5, "Debt" in this 10-Q, Caesars Entertainment is in the process of completing the Octavius Tower at Caesars Palace Las Vegas and the development of Project Linq on the Las Vegas strip. As part of the financing of the two projects, certain non-guarantor entities borrowed $450.0 million in April 2011. Also, in April 2011, a guarantor entity contributed the existing Octavius Tower and related assets, which totaled $293.2 million, to the Octavius non-guarantor borrower. Concurrent with this asset contribution, the contributing guarantor entity increased its investment in the non-guarantor borrower entity by the same amount.

In August 2010, in conjunction with the amendment of the CMBS Financing, certain trademark assets were transferred from one of the Guarantor subsidiaries of CEOC to the CMBS properties, which are non-guarantor subsidiaries of the Company. This transfer of trademarks, with a book value of $45.3 million, was not properly recorded in this footnote in our filings since that time. At September 30, 2011, the trademark values have been properly reclassified in the respective Guarantor and Non-Guarantor columns of the Condensed Consolidating Balance Sheet herein. This revision resulted in decreases in Intangible assets other than goodwill and Stockholders' equity in the Guarantors column and corresponding increases in Intangible assets other than goodwill and Stockholders' equity in the Non-Guarantors column, of this footnote. The error, which the Company has determined is not material to this disclosure for all periods, had no impact on the Company's Consolidated Condensed Balance Sheets, Consolidated Condensed Statements of Operations or Consolidated Condensed Statements of Cash Flows for any period presented in this 10-Q. In addition, the error had no impact on the Condensed Consolidating Statements of Operations and Condensed Consolidating Statements of Cash Flows within this footnote.

CONDENSED CONSOLIDATING BALANCE SHEET

SEPTEMBER 30, 2011

(In millions)	CEC (Parent)	Subsidiary Issuer	Guarantors	Non- Guarantors	Consolidating/ Eliminating Adjustments	Total
Assets
Current assets
Cash and cash equivalents	$113.3	$306.9	$267.9	$462.6	$—	$1,150.7
Receivables, net of allowance for doubtful accounts	—	39.6	260.9	113.7	—	414.2
Deferred income taxes	—	66.6	81.2	12.3	—	160.1
Prepayments and other current assets	—	13.0	76.2	162.1	—	251.3
Inventories	—	0.5	32.1	16.4	—	49.0
Assets held for sale	—	—	2.4	—	—	2.4
Intercompany receivables	12.9	259.0	155.7	137.7	(565.3)	—

Total current assets	126.2	685.6	876.4	904.8	(565.3)	2,027.7
Land, buildings, riverboats and equipment, net of accumulated depreciation	—	228.6	9,800.2	7,333.7	—	17,362.5
Goodwill	—	—	1,646.1	1,826.9	—	3,473.0
Intangible assets other than goodwill	—	5.1	3,848.2	849.9	—	4,703.2
Investments in and advances to non-consolidated affiliates	681.0	13,656.2	653.7	966.5	(15,857.5)	99.9
Restricted cash	—	—	—	465.3	—	465.3
Deferred charges and other	5.0	332.1	183.7	213.7	—	734.5
Intercompany receivables	361.2	1,105.5	585.9	98.5	(2,151.1)	—

	$1,173.4	$16,013.1	$17,594.2	$12,659.3	$(18,573.9)	$28,866.1

Liabilities and Stockholders' Equity/ (Deficit)
Current liabilities
Accounts payable	$0.3	$90.8	$87.3	$97.8	$—	$276.2
Interest payable	—	374.7	1.7	9.1	—	385.5
Accrued expenses	3.9	169.6	431.2	480.0	—	1,084.7
Current portion of long-term debt	—	23.5	7.0	15.0	—	45.5
Intercompany payables	7.5	80.0	277.0	200.8	(565.3)	—

Total current liabilities	11.7	738.6	804.2	802.7	(565.3)	1,791.9
Long-term debt	—	14,240.9	68.5	6,111.7	(846.0)	19,575.1
Deferred credits and other	—	645.2	164.8	98.2	—	908.2
Deferred income taxes	(0.2)	940.9	2,465.4	1,942.9	—	5,349.0
Intercompany payables	—	387.8	871.6	891.7	(2,151.1)	—

	11.5	16,953.4	4,374.5	9,847.2	(3,562.4)	27,624.2

Redeemable non-controlling interests				36.0		36.0

Caesars Entertainment Corporation Stockholders' equity/(deficit)	1,161.9	(940.3)	13,219.7	2,732.1	(15,011.5)	1,161.9
Non-controlling interests	—	—	—	44.0	—	44.0

Total Stockholders' equity/(deficit)	1,161.9	(940.3)	13,219.7	2,776.1	(15,011.5)	1,205.9

	$1,173.4	$16,013.1	$17,594.2	$12,659.3	$(18,573.9)	$28,866.1

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2010

(In millions)	CEC (Parent)	Subsidiary Issuer	Guarantors	Non- Guarantors	Consolidating/ Eliminating Adjustments	Total
Assets
Current assets
Cash and cash equivalents	$136.0	$61.0	$358.2	$431.8	$—	$987.0
Receivables, net of allowance for doubtful accounts	—	18.0	261.4	113.8	—	393.2
Deferred income taxes	—	66.2	92.6	17.0	—	175.8
Prepayments and other current assets	—	29.0	77.2	77.9	—	184.1
Inventories	—	0.4	32.7	17.3	—	50.4
Intercompany receivables	3.7	313.0	161.9	169.1	(647.7)	—

Total current assets	139.7	487.6	984.0	826.9	(647.7)	1,790.5
Land, buildings, riverboats and equipment, net of accumulated depreciation	—	229.8	10,457.8	7,079.0	—	17,766.6
Goodwill	—	—	1,646.1	1,774.8	—	3,420.9
Intangible assets other than goodwill	—	5.6	4,052.1	654.1	—	4,711.8
Investments in and advances to non-consolidated affiliates	1,002.3	13,924.4	7.6	914.0	(15,754.3)	94.0
Deferred charges and other	—	408.2	188.4	207.3	—	803.9
Intercompany receivables	500.0	1,106.7	669.5	184.2	(2,460.4)	—

	$1,642.0	$16,162.3	$18,005.5	$11,640.3	$(18,862.4)	$28,587.7

Liabilities and Stockholders' Equity/(Deficit)
Current liabilities
Accounts payable	$2.1	$87.6	$91.3	$70.4	$—	$251.4
Interest payable	—	191.2	0.5	9.8	—	201.5
Accrued expenses	7.3	208.2	420.2	438.6	—	1,074.3
Current portion of long-term debt	—	30.0	6.7	18.9	—	55.6
Intercompany payables	—	47.9	318.8	281.0	(647.7)	—

Total current liabilities	9.4	564.9	837.5	818.7	(647.7)	1,582.8
Long-term debt	—	13,690.7	71.8	5,825.0	(802.0)	18,785.5
Deferred credits and other	—	646.4	164.2	112.5	—	923.1
Deferred income taxes	(0.2)	1,131.3	2,536.1	1,956.5	—	5,623.7
Intercompany payables	—	598.1	955.2	907.1	(2,460.4)	—

	9.2	16,631.4	4,564.8	9,619.8	(3,910.1)	26,915.1

Caesars Entertainment Corporation Stockholders' equity/(deficit)	1,632.8	(469.1)	13,440.7	1,980.7	(14,952.3)	1,632.8
Non-controlling interests	—	—	—	39.8	—	39.8

Total Stockholders' equity/(deficit)	1,632.8	(469.1)	13,440.7	2,020.5	(14,952.3)	1,672.6

	$1,642.0	$16,162.3	$18,005.5	$11,640.3	$(18,862.4)	$28,587.7

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE QUARTER ENDED SEPTEMBER 30, 2011

(In millions)	CEC (Parent)	Subsidiary Issuer	Guarantors	Non- Guarantors	Consolidating/ Eliminating Adjustments	Total
Revenues
Casino	$—	$18.3	$1,078.0	$593.9	$—	$1,690.2
Food and beverage	—	3.8	227.9	172.1	—	403.8
Rooms	—	5.0	163.3	146.7	—	315.0
Management fees	—	—	16.4	0.7	(7.4)	9.7
Other	—	7.4	96.4	102.8	(41.8)	164.8
Less: casino promotional allowances	—	(5.5)	(201.5)	(122.5)	—	(329.5)

Net revenues	—	29.0	1,380.5	893.7	(49.2)	2,254.0

Operating expenses
Direct
Casino	—	11.3	607.7	336.5	—	955.5
Food and beverage	—	1.6	90.7	82.2	—	174.5
Rooms	—	0.5	35.5	39.0	—	75.0
Property general, administrative and other	—	12.6	334.8	239.3	(34.9)	551.8
Depreciation	—	1.7	110.5	69.1	—	181.3
Write-downs, reserves and recoveries	—	10.6	4.3	24.7	—	39.6
Loss/(income) on interests in non-consolidated affiliates	161.7	(87.4)	(10.5)	0.1	(62.8)	1.1
Corporate expense	7.0	20.0	7.2	16.6	(14.3)	36.5
Acquisition and integration costs	(0.2)	0.1	—	1.4	—	1.3
Amortization of intangible assets	—	0.2	23.4	15.6	—	39.2

Total operating expenses	168.5	(28.8)	1,203.6	824.5	(112.0)	2,055.8

(Loss)/income from operations	(168.5)	57.8	176.9	69.2	62.8	198.2
Interest expense, net of interest capitalized	—	(413.5)	(7.3)	(74.1)	44.6	(450.3)
Other income, including interest income	3.3	14.3	3.8	31.4	(44.6)	8.2

(Loss)/income before income taxes	(165.2)	(341.4)	173.4	26.5	62.8	(243.9)
Benefit/(provision) for income taxes	1.2	148.2	(62.0)	(16.9)	—	70.5

Net (loss)/income	(164.0)	(193.2)	111.4	9.6	62.8	(173.4)
Less: net loss attributable to non-controlling interests	—	—	—	9.4	—	9.4

Net (loss)/income attributable to Caesars Entertainment Corporation	$(164.0)	$(193.2)	$111.4	$19.0	$62.8	$(164.0)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE QUARTER ENDED SEPTEMBER 30, 2010

(In millions)	CEC (Parent)	Subsidiary Issuer	Guarantors	Non- Guarantors	Consolidating/ Eliminating Adjustments	Total
Revenues
Casino	$—	$19.9	$1,161.9	$602.5	$—	$1,784.3
Food and beverage	—	5.1	223.3	166.6	—	395.0
Rooms	—	5.4	155.4	135.2	—	296.0
Management fees	—	—	14.5	0.5	(5.9)	9.1
Other	—	18.5	95.3	82.9	(41.2)	155.5
Less: casino promotional allowances	—	(7.0)	(217.8)	(126.6)	—	(351.4)

Net revenues	—	41.9	1,432.6	861.1	(47.1)	2,288.5

Operating expenses
Direct
Casino	—	12.8	644.8	353.3	—	1,010.9
Food and beverage	—	2.0	85.0	77.0	—	164.0
Rooms	—	0.5	31.5	35.2	—	67.2
Property general, administrative and other	—	16.0	335.2	221.0	(31.4)	540.8
Depreciation	—	1.8	116.1	63.5	—	181.4
Project opening costs	—	—	0.7	1.0	—	1.7
Write-downs, reserves and recoveries	—	6.6	16.2	5.9	—	28.7
Impairment of intangible assets	—	—	38.0	6.0	—	44.0
Loss/(income) on interests in non-consolidated affiliates	160.0	(94.9)	(6.7)	(0.6)	(56.1)	1.7
Corporate expense	6.2	19.0	5.0	17.9	(15.7)	32.4
Acquisition and integration costs	—	0.5	—	0.2	—	0.7
Amortization of intangible assets	—	0.2	23.3	15.8	—	39.3

Total operating expenses	166.2	(35.5)	1,289.1	796.2	(103.2)	2,112.8

(Loss)/income from operations	(166.2)	77.4	143.5	64.9	56.1	175.7
Interest expense, net of interest capitalized	(3.1)	(446.5)	(20.7)	(100.9)	47.6	(523.6)
Gains on early extinguishment of debt	—	—	—	77.4	—	77.4
Other income, including interest income	1.7	21.1	18.5	16.1	(47.6)	9.8

(Loss)/income before income taxes	(167.6)	(348.0)	141.3	57.5	56.1	(260.7)
Benefit/(provision) for income taxes	2.8	160.7	(39.1)	(26.9)	—	97.5

Net (loss)/income	(164.8)	(187.3)	102.2	30.6	56.1	(163.2)
Less: net income attributable to non-controlling interests	—	—	—	(1.6)	—	(1.6)

Net (loss)/income attributable to Caesars Entertainment Corporation	$(164.8)	$(187.3)	$102.2	$29.0	$56.1	$(164.8)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

(In millions)	CEC (Parent)	Subsidiary Issuer	Guarantors	Non- Guarantors	Consolidating/ Eliminating Adjustments	Total
Revenues
Casino	$—	$50.3	$3,193.7	$1,785.5	$—	$5,029.5
Food and beverage	—	11.1	647.0	506.9	—	1,165.0
Rooms	—	13.4	470.8	433.0	—	917.2
Management fees	—	—	50.4	2.4	(25.1)	27.7
Other	—	32.5	288.5	286.1	(133.7)	473.4
Less: casino promotional allowances	—	(15.0)	(571.4)	(364.3)	—	(950.7)

Net revenues	—	92.3	4,079.0	2,649.6	(158.8)	6,662.1

Operating expenses
Direct
Casino	—	31.5	1,797.8	998.6	—	2,827.9
Food and beverage	—	5.3	260.0	235.0	—	500.3
Rooms	—	1.6	102.3	113.2	—	217.1
Property general, administrative and other	—	40.0	960.6	696.5	(104.1)	1,593.0
Depreciation	—	5.1	333.7	193.4	—	532.2
Project opening costs	—	—	3.9	0.3	—	4.2
Write-downs, reserves and recoveries	—	38.7	12.7	31.5	—	82.9
Loss/(income) on interests in non-consolidated affiliates	462.3	(316.1)	(36.5)	3.0	(108.5)	4.2
Corporate expense	17.2	75.2	15.5	61.9	(54.7)	115.1
Acquisition and integration costs	—	0.5	1.1	2.0	—	3.6
Amortization of intangible assets	—	0.5	70.4	46.8	—	117.7

Total operating expenses	479.5	(117.7)	3,521.5	2,382.2	(267.3)	5,998.2

(Loss)/income from operations	(479.5)	210.0	557.5	267.4	108.5	663.9
Interest expense, net of interest capitalized	—	(1,328.9)	(25.5)	(241.0)	147.1	(1,448.3)
Gains on early extinguishments of debt	—	—	—	47.9	—	47.9
Other income, including interest income	10.0	37.9	13.2	102.7	(147.1)	16.7

(Loss)/income before income taxes	(469.5)	(1,081.0)	545.2	177.0	108.5	(719.8)
Benefit/(provision) for income taxes	2.5	496.1	(194.1)	(56.0)	—	248.5

Net (loss)/income	(467.0)	(584.9)	351.1	121.0	108.5	(471.3)
Less: net income attributable to non-controlling interests	—	—	—	4.3	—	4.3

Net (loss)/income attributable to Caesars Entertainment Corporation	$(467.0)	$(584.9)	$351.1	$125.3	$108.5	$(467.0)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2010

(In millions)	CEC (Parent)	Subsidiary Issuer	Guarantors	Non- Guarantors	Consolidating/ Eliminating Adjustments	Total
Revenues
Casino	$—	$55.1	$3,421.9	$1,774.3	$—	$5,251.3
Food and beverage	—	14.6	659.1	484.1	—	1,157.8
Rooms	—	14.4	450.7	393.4	—	858.5
Management fees	—	2.6	46.0	1.1	(18.5)	31.2
Other	—	37.1	273.6	236.7	(107.5)	439.9
Less: casino promotional allowances	—	(19.0)	(646.9)	(375.2)	—	(1,041.1)

Net revenues	—	104.8	4,204.4	2,514.4	(126.0)	6,697.6

Operating expenses
Direct
Casino	—	35.3	1,923.7	1,023.9	—	2,982.9
Food and beverage	—	6.0	246.2	217.5	—	469.7
Rooms	—	1.6	92.8	101.1	—	195.5
Property general, administrative and other	—	33.6	1,003.0	638.8	(95.4)	1,580.0
Depreciation	—	5.5	357.8	184.8	—	548.1
Project opening costs	—	—	2.0	2.0	—	4.0
Write-downs, reserves and recoveries	—	27.8	85.8	22.7	—	136.3
Impairment of intangible assets	—	—	138.0	6.0	—	144.0
Loss/(income) on interests in non-consolidated affiliates	622.6	(193.1)	(22.4)	0.3	(405.3)	2.1
Corporate expense	17.0	63.4	16.7	37.3	(30.6)	103.8
Acquisition and integration costs	—	0.9	0.9	6.5	—	8.3
Amortization of intangible assets	—	0.5	74.6	46.6	—	121.7

Total operating expenses	639.6	(18.5)	3,919.1	2,287.5	(531.3)	6,296.4

(Loss)/income from operations	(639.6)	123.3	285.3	226.9	405.3	401.2
Interest expense, net of interest capitalized	(3.1)	(1,274.0)	(62.6)	(296.2)	164.0	(1,471.9)
(Losses)/gains on early extinguishments of debt	—	(4.5)	—	53.2	—	48.7
Other income, including interest income	1.8	55.7	50.1	84.6	(164.0)	28.2

(Loss)/income before income taxes	(640.9)	(1,099.5)	272.8	68.5	405.3	(993.8)
Benefit/(provision) for income taxes	6.5	491.2	(106.6)	(26.6)	—	364.5

Net (loss)/income	(634.4)	(608.3)	166.2	41.9	405.3	(629.3)
Less: net income attributable to non-controlling interests	—	—	—	(5.1)	—	(5.1)

Net (loss)/income attributable to Caesars Entertainment Corporation	$(634.4)	$(608.3)	$166.2	$36.8	$405.3	$(634.4)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

(in millions)	CEC (Parent)	Subsidiary Issuer	Guarantors	Non- Guarantors	Consolidating/ Eliminating Adjustments	Total
Cash flows provided by/(used in) operating activities	$169.4	$(62.6)	$2.8	$205.3	$—	$314.9

Cash flows (used in)/provided by investing activities
Land, buildings, riverboats and equipment additions, net of change in construction payables	—	(8.8)	(83.1)	(73.0)	—	(164.9)
Change in restricted cash	—	—	—	(544.0)	—	(544.0)
Investments in subsidiaries/payments to acquire a business, net of transaction costs	(108.5)	(103.2)	(15.6)	(19.0)	227.3	(19.0)
Payments to acquire certain gaming rights	—	—	—	(22.7)	—	(22.7)
Investments in/advances to non-consolidated affiliates and other	—	—	—	(76.0)	—	(76.0)
Proceeds from other asset sales	—	—	1.4	—	—	1.4
Other	—	—	(5.2)	(5.0)	—	(10.2)

Cash flows (used in)/provided by investing activities	(108.5)	(112.0)	(102.5)	(739.7)	227.3	(835.4)

Cash flows provided by/(used in) financing activities
Proceeds from issuance of long-term debt	—	418.3	—	445.5	—	863.8
Debt issuance costs and fees	—	(3.2)	—	(14.3)	—	(17.5)
Borrowings under lending agreements	—	135.0	—	—	—	135.0
Repayments under lending agreements	—	(135.0)	—	—	—	(135.0)
Cash paid in connection with early extinguishment of debt	—	—	(1.2)	(124.7)	—	(125.9)
Scheduled debt retirements	—	(19.3)	—	(15.1)	—	(34.4)
Non-controlling interests' contributions, net of distributions	—	—	—	4.8	—	4.8
Other	(1.6)	—	(5.0)	—	—	(6.6)
(Distributions to) and transfers from affiliates, net	(82.0)	24.7	15.6	269.0	(227.3)	—

Cash flows (used in)/provided by financing activities	(83.6)	420.5	9.4	565.2	(227.3)	684.2

Net (decrease)/increase in cash and cash equivalents	(22.7)	245.9	(90.3)	30.8	—	163.7
Cash and cash equivalents, beginning of period	136.0	61.0	358.2	431.8	—	987.0

Cash and cash equivalents, end of period	$113.3	$306.9	$267.9	$462.6	$—	$1,150.7

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2010

(In millions)	CEC (Parent)	Subsidiary Issuer	Guarantors	Non- Guarantors	Consolidating/ Eliminating Adjustments	Total
Cash flows provided by/(used in) operating activities	$644.1	$(117.6)	$(122.5)	$(95.6)	$—	$308.4

Cash flows (used in)/provided by investing activities
Land, buildings, riverboats and equipment additions, net of change in construction payables	—	(3.1)	(78.6)	(42.9)	—	(124.6)
Investment in subsidiaries/payments to acquire a business, net of transaction costs	—	(0.2)	(0.9)	(43.5)	—	(44.6)
Payment made for partnership interest	—	—	—	(19.5)	—	(19.5)
Payment made for Pennsylvania gaming rights	—	—	—	(16.5)	—	(16.5)
Cash acquired in business acquisition, net	—	(18.6)	—	33.0	—	14.4
Investments in/advances to non-consolidated affiliates and other	—	—	(5.0)	—	—	(5.0)
Proceeds from other asset sales	—	—	14.3	—	—	14.3
Other	—	—	(10.6)	(3.8)	—	(14.4)

Cash flows used in investing activities	—	(21.9)	(80.8)	(93.2)	—	(195.9)

Cash flows provided by/(used in) financing activities
Proceeds from the issuance of long-term debt	—	740.8	—	551.4	—	1,292.2
Debt issuance costs and fees	—	(17.8)	—	(41.1)	—	(58.9)
Borrowings under lending agreements	—	1,175.0	—	—	—	1,175.0
Repayments under lending agreements	—	(1,602.0)	—	(3.0)	—	(1,605.0)
Cash paid in connection with early extinguishment of debt	—	(219.9)	—	(53.6)	—	(273.5)
Scheduled debt retirements	—	(191.0)	—	(23.7)	—	(214.7)
Non-controlling interests' distributions, net of contributions	—	—	—	(5.8)	—	(5.8)
Other	(1.3)	—	(6.6)	(0.4)	—	(8.3)
(Distributions to) and transfers from affiliates, net	(448.8)	650.5	26.7	(228.4)	—	—

Cash flows (used in)/provided by financing activities	(450.1)	535.6	20.1	195.4	—	301.0

Effect of deconsolidation of variable interest entities	—	—	—	(7.9)	—	(7.9)

Net increase/(decrease) in cash and cash equivalents	194.0	396.1	(183.2)	(1.3)	—	405.6
Cash and cash equivalents, beginning of period	122.7	(15.6)	445.2	365.8	—	918.1

Cash and cash equivalents, end of period	$316.7	$380.5	$262.0	$364.5	$—	$1,323.7

Note 23—Consolidating Financial Information of Guarantors and Issuers

As of December 31, 2010, CEOC is the issuer of certain debt securities that have been guaranteed by Caesars Entertainment and certain subsidiaries of CEOC. The following consolidating schedules present condensed financial information for Caesars Entertainment, the parent and guarantor; CEOC, the subsidiary issuer; guarantor subsidiaries of CEOC; and non-guarantor subsidiaries of Caesars Entertainment and CEOC, which includes the CMBS properties, as of December 31, 2010 and December 31, 2009, and for the years ended December 31, 2010 and 2009, the Successor period from January 28, 2008 through December 31, 2008, and the Predecessor period from January 1, 2008, through January 27, 2008.

In connection with the CMBS financing for the Acquisition, CEOC spun off to Caesars Entertainment the following casino properties and related operating assets: Harrah's Las Vegas, Rio, Flamingo Las Vegas, Harrah's Atlantic City, Showboat Atlantic City, Harrah's Lake Tahoe, Harvey's Lake Tahoe and Bill's Lake Tahoe. Upon receipt of regulatory approvals that were requested prior to the closing of the Acquisition, in May 2008, Paris Las Vegas and Harrah's Laughlin and their related operating assets were spun out of CEOC to Caesars Entertainment and Harrah's Lake Tahoe, Harvey's Lake Tahoe, Bill's Lake Tahoe and Showboat Atlantic City and their related operating assets were transferred to CEOC from Caesars Entertainment. We refer to the May spin-off and transfer as the "Post-Closing CMBS Transaction." The financial information included in this section reflects ownership of the CMBS properties pursuant to the spin-off and transfer of the Post-Closing CMBS Transaction.

In lieu of providing separate unaudited financial statements for the guarantor subsidiaries, we have included the accompanying condensed consolidating financial statements based on the Securities and Exchange Commission's interpretation and application of ASC 470-10-S99, (Rule 3-10 of the Securities and Exchange Commission's Regulation S-X). Management does not believe that separate financial statements of the guarantor subsidiaries are material to our investors. Therefore, separate financial statements and other disclosures concerning the guarantor subsidiaries are not presented.

CAESARS ENTERTAINMENT CORPORATION

(SUCCESSOR ENTITY)

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2010

(In millions)

	CEC (Parent)	Subsidiary Issuer	Guarantors	Non- Guarantors	Consolidating/ Eliminating Adjustments	Total
Assets
Current assets
Cash and cash equivalents	$136.0	$61.0	$358.2	$431.8	$—	$987.0
Receivables, net of allowance for doubtful accounts	—	18.0	261.4	113.8	—	393.2
Deferred income taxes	—	66.2	92.6	17.0	—	175.8
Prepayments and other	—	29.0	77.2	77.9	—	184.1
Inventories	—	0.4	32.7	17.3	—	50.4
Intercompany receivables	3.7	313.0	161.9	169.1	(647.7)	—

Total current assets	139.7	487.6	984.0	826.9	(647.7)	1,790.5
Land, buildings, riverboats and equipment, net of accumulated depreciation	—	229.8	10,457.8	7,079.0	—	17,766.6
Assets held for sale	—	—	—	—	—	—
Goodwill	—	—	1,646.1	1,774.8	—	3,420.9
Intangible assets other than goodwill	—	5.6	4,052.1	654.1	—	4,711.8
Investments in and advances to non-consolidated affiliates	1,002.3	13,924.4	7.6	914.0	(15,754.3)	94.0
Deferred charges and other	—	408.2	188.4	207.3	—	803.9
Intercompany receivables	500.0	1,106.7	669.5	184.2	(2,460.4)	—

	$1,642.0	$16,162.3	$18,005.5	$11,640.3	$(18,862.4)	$28,587.7

Liabilities and Stockholders' Equity/(Deficit)
Current liabilities
Accounts payable	$2.1	$87.6	$91.3	$70.4	$—	$251.4
Interest payable	—	191.2	0.5	9.8	—	201.5
Accrued expenses	7.3	208.2	420.2	438.6	—	1,074.3
Current portion of long-term debt	—	30.0	6.7	18.9	—	55.6
Intercompany payables	—	47.9	318.8	281.0	(647.7)	—

Total current liabilities	9.4	564.9	837.5	818.7	(647.7)	1,582.8
Long-term debt	—	13,690.7	71.8	5,825.0	(802.0)	18,785.5
Deferred credits and other	—	646.4	164.2	112.5	—	923.1
Deferred income taxes	(0.2)	1,131.3	2,536.1	1,956.5	—	5,623.7
Intercompany notes	—	598.1	955.2	907.1	(2,460.4)	—

	9.2	16,631.4	4,564.8	9,619.8	(3,910.1)	26,915.1

Preferred stock	—	—	—	—	—	—

Caesars Entertainment Corporation Stockholders' equity/(deficit)	1,632.8	(469.1)	13,440.7	1,980.7	(14,952.3)	1,632.8
Non-controlling interests	—	—	—	39.8	—	39.8

Total Stockholders' equity/(deficit)	1,632.8	(469.1)	13,440.7	2,020.5	(14,952.3)	1,672.6

	$1,642.0	$16,162.3	$18,005.5	$11,640.3	$(18,862.4)	$28,587.7

CAESARS ENTERTAINMENT CORPORATION

(SUCCESSOR ENTITY)

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2009

(In millions)

	CEC (Parent)	Subsidiary Issuer	Guarantors	Non- Guarantors	Consolidating/ Eliminating Adjustments	Total
Assets
Current assets
Cash and cash equivalents	$122.7	$(15.6)	$445.2	$365.8	$—	$918.1
Receivables, net of allowance for doubtful accounts	—	10.2	237.5	75.8	—	323.5
Deferred income taxes	—	60.0	68.4	19.8	—	148.2
Prepayments and other	—	12.5	79.8	64.1	—	156.4
Inventories	—	0.6	33.5	18.6	—	52.7
Intercompany receivables	0.2	478.4	261.3	232.5	(972.4)	—

Total current assets	122.9	546.1	1,125.7	776.6	(972.4)	1,598.9
Land, buildings, riverboats and equipment, net of accumulated depreciation	—	240.3	10,500.2	7,184.3	—	17,924.8
Assets held for sale	—	—	16.7	—	—	16.7
Goodwill	—	—	1,753.0	1,703.9	—	3,456.9
Intangible assets other than goodwill	—	6.3	4,230.2	714.8	—	4,951.3
Investments in and advances to non-consolidated affiliates	1,846.1	15,056.8	70.2	627.3	(17,506.4)	94.0
Deferred charges and other	—	399.0	246.4	291.2	—	936.6
Intercompany receivables	—	1,348.7	1,687.8	706.9	(3,743.4)	—

	$1,969.0	$17,597.2	$19,630.2	$12,005.0	$(22,222.2)	$28,979.2

Liabilities and Stockholders' (Deficit)/Equity
Current liabilities
Accounts payable	$—	$97.7	$104.6	$58.5	$—	$260.8
Interest payable	—	184.8	1.9	8.9	—	195.6
Accrued expenses	8.6	205.2	449.7	411.3	—	1,074.8
Current portion of long-term debt	—	30.0	6.3	38.0	—	74.3
Intercompany payables	1.8	34.1	412.0	524.5	(972.4)	—

Total current liabilities	10.4	551.8	974.5	1,041.2	(972.4)	1,605.5
Long-term debt	—	13,601.0	98.1	5,747.8	(578.1)	18,868.8
Deferred credits and other	—	642.9	147.8	81.8	—	872.5
Deferred income taxes	—	1,520.1	2,446.5	1,890.3	—	5,856.9
Intercompany notes	239.0	98.1	1,973.5	1,432.8	(3,743.4)	—

	249.4	16,413.9	5,640.4	10,193.9	(5,293.9)	27,203.7

Preferred stock	2,642.5	—	—	—	—	2,642.5

Total Caesars Entertainment Corporation stockholders' (deficit)/equity	(922.9)	1,183.3	13,989.8	1,755.2	(16,928.3)	(922.9)
Non-controlling interests	—	—	—	55.9	—	55.9

Total Stockholders' (deficit)/equity	(922.9)	1,183.3	13,989.8	1,811.1	(16,928.3)	(867.0)

	$1,969.0	$17,597.2	$19,630.2	$12,005.0	$(22,222.2)	$28,979.2

CAESARS ENTERTAINMENT CORPORATION

(SUCCESSOR ENTITY)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

(In millions)

	CEC (Parent)	Subsidiary Issuer	Other Guarantors	Non- Guarantors	Consolidating/ Eliminating Adjustments	Total
Revenues
Casino	$—	$67.9	$4,487.6	$2,362.4	$—	$6,917.9
Food and beverage	—	18.6	852.1	639.9	—	1,510.6
Rooms	—	17.8	591.6	522.9	—	1,132.3
Management fees	—	2.6	61.1	1.5	(26.1)	39.1
Other	—	47.2	359.1	335.9	(165.9)	576.3
Less: casino promotional allowances	—	(23.6)	(839.1)	(494.9)	—	(1,357.6)

Net revenues	—	130.5	5,512.4	3,367.7	(192.0)	8,818.6

Operating expenses
Direct
Casino	—	45.3	2,533.7	1,369.9	—	3,948.9
Food and beverage	—	7.8	324.3	289.2	—	621.3
Rooms	—	2.1	121.6	135.7	—	259.4
Property general, administrative and other	—	52.7	1,290.8	859.0	(140.8)	2,061.7
Depreciation and amortization	—	7.3	472.0	256.2	—	735.5
Project opening costs	—	—	0.2	1.9	—	2.1
Write-downs, reserves and recoveries	—	27.9	90.6	29.1	—	147.6
Impairment of intangible assets	—	—	187.0	6.0	—	193.0
Losses/(income) on interests in non-consolidated affiliates	816.5	(295.8)	(30.9)	(0.6)	(487.7)	1.5
Corporate expense	23.3	85.6	21.6	61.6	(51.2)	140.9
Acquisition and integration costs	0.8	1.9	4.4	6.5	—	13.6
Amortization of intangible assets	—	0.7	97.9	62.2	—	160.8

Total operating expenses	840.6	(64.5)	5,113.2	3,076.7	(679.7)	8,286.3

(Loss)/income from operations	(840.6)	195.0	399.2	291.0	487.7	532.3
Interest expense, net of interest capitalized	(3.1)	(1,712.2)	(96.5)	(392.6)	222.8	(1,981.6)
(Losses)/Gains on early extinguishments of debt	—	(4.7)	—	120.3	—	115.6
Other income, including interest income	4.5	93.3	59.8	106.9	(222.8)	41.7

(Loss)/income before income taxes	(839.2)	(1,428.6)	362.5	125.6	487.7	(1,292.0)
Benefit/(provision) for income taxes	8.1	642.2	(131.5)	(50.1)	—	468.7

Net (loss)/income	(831.1)	(786.4)	231.0	75.5	487.7	(823.3)

Less: net income attributable to non-controlling interests	—	—	—	(7.8)	—	(7.8)

Net (loss)/income attributable to Caesars Entertainment Corporation	$(831.1)	$(786.4)	$231.0	$67.7	$487.7	$(831.1)

CAESARS ENTERTAINMENT CORPORATION

(SUCCESSOR ENTITY)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

(In millions)

	CEC (Parent)	Subsidiary Issuer	Guarantors	Non- Guarantors	Consolidating/ Eliminating Adjustments	Total
Revenues
Casino	$—	$76.1	$4,724.9	$2,323.3	$—	$7,124.3
Food and beverage	—	17.3	842.3	619.7	—	1,479.3
Rooms	—	17.2	601.5	450.2	—	1,068.9
Management fees	—	8.5	60.2	1.2	(13.3)	56.6
Other	—	42.6	373.2	317.8	(141.2)	592.4
Less: casino promotional allowances	—	(22.6)	(891.6)	(499.9)	—	(1,414.1)

Net revenues	—	139.1	5,710.5	3,212.3	(154.5)	8,907.4

Operating expenses
Direct
Casino	—	45.9	2,575.6	1,304.0	—	3,925.5
Food and beverage	—	9.5	314.8	271.7	—	596.0
Rooms	—	1.8	111.6	100.1	—	213.5
Property general, administrative and other	—	40.3	1,326.8	770.0	(118.3)	2,018.8
Depreciation and amortization	—	8.3	449.5	226.1	—	683.9
Project opening costs	—	—	2.4	1.2	—	3.6
Write-downs, reserves and recoveries	—	(18.8)	96.7	30.0	—	107.9
Impairment of intangible assets	—	—	1,147.9	490.1	—	1,638.0
(Income)/losses on interests in non-consolidated affiliates	(854.4)	598.1	(49.0)	3.9	303.6	2.2
Corporate expense	40.1	91.5	19.1	36.2	(36.2)	150.7
Acquisition and integration costs	—	0.3	—	—	—	0.3
Amortization of intangible assets	—	0.7	112.4	61.7	—	174.8

Total operating expenses	(814.3)	777.6	6,107.8	3,295.0	149.1	9,515.2

Income/(loss) from operations	814.3	(638.5)	(397.3)	(82.7)	(303.6)	(607.8)
Interest expense, net of interest capitalized	(1.8)	(1,660.4)	(152.3)	(363.2)	285.2	(1,892.5)
Gains on early extinguishments of debt	—	3,929.6	—	1,035.9	—	4,965.5
Other income, including interest income	0.5	96.5	109.8	111.4	(285.2)	33.0

Income/(loss) before income taxes	813.0	1,727.2	(439.8)	701.4	(303.6)	2,498.2
Benefit/(provision) for income taxes	14.6	(1,052.5)	(203.7)	(410.2)	—	(1,651.8)

Net income/(loss)	827.6	674.7	(643.5)	291.2	(303.6)	846.4
Less: net income attributable to non-controlling interest	—	—	—	(18.8)	—	(18.8)

Net income/(loss) attributable to Caesars Entertainment Corporation	$827.6	$674.7	$(643.5)	$272.4	$(303.6)	$827.6

CAESARS ENTERTAINMENT CORPORATION

(SUCCESSOR ENTITY)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE PERIOD

JANUARY 28, 2008 THROUGH DECEMBER 31, 2008

(In millions)

	CEC (Parent)	Subsidiary Issuer	Guarantors	Non- Guarantors	Consolidating/ Eliminating Adjustments	Total
Revenues
Casino	$—	$87.7	$4,963.3	$2,425.9	$—	$7,476.9
Food and beverage	—	20.2	868.8	641.2	—	1,530.2
Rooms	—	18.4	648.6	507.5	—	1,174.5
Management fees	—	8.0	62.1	(0.1)	(10.9)	59.1
Other	—	41.1	415.7	288.5	(120.5)	624.8
Less: casino promotional allowances	—	(24.9)	(973.6)	(500.1)	—	(1,498.6)

Net revenues	—	150.5	5,984.9	3,362.9	(131.4)	9,366.9

Operating expenses
Direct
Casino	—	54.1	2,696.7	1,352.0	—	4,102.8
Food and beverage	—	10.7	334.4	294.4	—	639.5
Rooms	—	1.9	122.3	112.5	—	236.7
Property general, administrative and other	—	57.0	1,410.3	775.1	(99.4)	2,143.0
Depreciation and amortization	—	7.2	432.4	187.3	—	626.9
Project opening costs	—	—	22.5	6.4	—	28.9
Write-downs, reserves and recoveries	9.0	42.4	3,399.0	2,055.3	0.1	5,505.8
Losses/(income) on interests in non-consolidated affiliates	5,072.1	3,006.3	(107.5)	1.2	(7,970.0)	2.1
Corporate expense	31.0	80.6	23.1	29.2	(32.1)	131.8
Acquisition and integration costs	—	24.0	—	—	—	24.0
Amortization of intangible assets	—	0.6	105.2	57.1	—	162.9

Total operating expenses	5,112.1	3,284.8	8,438.4	4,870.5	(8,101.4)	13,604.4

(Loss)/income from operations	(5,112.1)	(3,134.3)	(2,453.5)	(1,507.6)	7,970.0	(4,237.5)
Interest expense, net of interest capitalized	—	(1,673.7)	(187.5)	(520.7)	307.0	(2,074.9)
Gains on early extinguishments of debt	—	742.1	—	—	—	742.1
Other income, including interest income	4.9	117.5	119.0	100.8	(307.0)	35.2

(Loss)/income from continuing operations before income taxes	(5,107.2)	(3,948.4)	(2,522.0)	(1,927.5)	7,970.0	(5,535.1)
Benefit/(provision) for income taxes	10.9	315.0	40.1	(5.6)	—	360.4

(Loss)/income from continuing operations, net of tax	(5,096.3)	(3,633.4)	(2,481.9)	(1,933.1)	7,970.0	(5,174.7)

Discontinued operations
Income from discontinued operations	—	—	141.5	—	—	141.5
Provision for income taxes	—	—	(51.1)	—	—	(51.1)

Income from discontinued operations, net	—	—	90.4	—	—	90.4

Net (loss)/income	(5,096.3)	(3,633.4)	(2,391.5)	(1,933.1)	7,970.0	(5,084.3)
Less: net income attributable to non-controlling interest	—	—	—	(12.0)	—	(12.0)

Net (loss)/income attributable to Caesars Entertainment Corporation	$(5,096.3)	$(3,633.4)	$(2,391.5)	$(1,945.1)	$7,970.0	$(5,096.3)

CAESARS ENTERTAINMENT CORPORATION

(PREDECESSOR ENTITY)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE PERIOD

JANUARY 1, 2008 THROUGH JANUARY 27, 2008

(In millions)

	CEC (Parent)	Subsidiary Issuer	Guarantors	Non- Guarantors	Consolidating/ Eliminating Adjustments	Total
Revenues
Casino	$—	$5.7	$400.5	$208.4	$—	$614.6
Food and beverage	—	1.5	65.7	51.2	—	118.4
Rooms	—	1.3	52.7	42.4	—	96.4
Management fees	—	0.7	6.0	0.1	(1.8)	5.0
Other	—	0.7	26.3	22.0	(6.3)	42.7
Less: casino promotional allowances	—	(1.5)	(76.9)	(38.6)	—	(117.0)

Net revenues	—	8.4	474.3	285.5	(8.1)	760.1

Operating expenses
Direct
Casino	—	4.1	217.8	118.7	—	340.6
Food and beverage	—	1.0	26.0	23.5	—	50.5
Rooms	—	0.2	10.0	9.4	—	19.6
Property general, administrative and other	—	5.6	112.7	68.0	(8.1)	178.2
Depreciation and amortization	—	1.1	41.9	20.5	—	63.5
Project opening costs	—	—	(0.2)	0.9	—	0.7
Write-downs, reserves and recoveries	—	0.6	(0.4)	4.5	—	4.7
Losses/(income) on interests in non-consolidated affiliates	102.3	(1.3)	1.6	(0.2)	(102.9)	(0.5)
Corporate expense	—	7.9	0.6	—	—	8.5
Acquisition and integration costs	—	125.6	—	—	—	125.6
Amortization of intangible assets	—	—	5.2	0.3	—	5.5

Total operating expenses	102.3	144.8	415.2	245.6	(111.0)	796.9

(Loss)/income from operations	(102.3)	(136.4)	59.1	39.9	102.9	(36.8)
Interest expense, net of interest capitalized	—	(89.3)	(7.1)	(27.3)	34.0	(89.7)
Other income, including interest income	—	12.6	9.8	12.7	(34.0)	1.1

(Loss)/income from continuing operations before income taxes	(102.3)	(213.1)	61.8	25.3	102.9	(125.4)
Benefit/(provision) for income taxes	1.4	56.3	(18.9)	(12.8)	—	26.0

(Loss)/income from continuing operations, net of tax	(100.9)	(156.8)	42.9	12.5	102.9	(99.4)

Discontinued operations
Income from discontinued operations	—	—	0.1	—	—	0.1
Provision for income taxes	—	—	—	—	—	—

Income from discontinued operations, net	—	—	0.1	—	—	0.1

Net (loss)/income	(100.9)	(156.8)	43.0	12.5	102.9	(99.3)
Less: net income attributable to non-controlling interests	—	—	—	(1.6)	—	(1.6)

Net (loss)/income attributable to Caesars Entertainment Corporation	$(100.9)	$(156.8)	$43.0	$10.9	$102.9	$(100.9)

CAESARS ENTERTAINMENT CORPORATION

(SUCCESSOR ENTITY)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2010

(In millions)

	CEC (Parent)	Subsidiary Issuer	Guarantors	Non- Guarantors	Consolidating/ Eliminating Adjustments	Total
Cash flows provided by/(used in) operating activities	$753.9	$(516.6)	$59.6	$(126.1)	$—	$170.8

Cash flows (used in)/provided by investing activities
Land, buildings, riverboats and equipment additions, net of change in construction payables	—	(5.3)	(93.8)	(61.6)	—	(160.7)
Investments in subsidiaries	—	—	(2.1)	(42.5)	—	(44.6)
Payment made for partnership interest	—	—	—	(19.5)	—	(19.5)
Payment made for Pennsylvania gaming rights	—	—	—	(16.5)	—	(16.5)
Cash acquired in business acquisitions, net of transaction costs	—	(18.8)	—	32.8	—	14.0
Investments in and advances to non-consolidated affiliates	—	—	(64.0)	—	—	(64.0)
Proceeds from other asset sales	—	—	21.8	551.3	(551.3)	21.8
Other	—	—	(13.2)	(5.2)	—	(18.4)

Cash flows (used in)/provided by investing activities	—	(24.1)	(151.3)	438.8	(551.3)	(287.9)

Cash flows provided by/(used in) financing activities
Proceeds from issuance of long-term debt	—	740.8	—	40.1	551.3	1,332.2
Debt issuance costs	—	(17.8)	—	(46.8)	—	(64.6)
Borrowings under lending agreements	—	1,175.0	—	—	—	1,175.0
Repayments under lending agreements	—	(1,602.0)	—	(23.8)	—	(1,625.8)
Cash paid in connection with early extinguishments of debt	—	(219.9)	—	(149.2)	—	(369.1)
Scheduled debt retirement	—	(198.5)	—	(38.5)	—	(237.0)
Non-controlling interests' distributions, net of contributions	—	—	—	(10.1)	—	(10.1)
Repurchase of treasury shares	(1.6)	—	—	—	—	(1.6)
Other	—	(2.3)	—	(9.3)	—	(11.6)
Transfers (to)/from affiliates	(739.0)	742.0	4.7	(7.7)	—	—

Cash flows (used in)/provided by financing activities	(740.6)	617.3	4.7	(245.3)	551.3	187.4

Effect of deconsolidation of variable interest entities	—	—	—	(1.4)	—	(1.4)
Net increase/(decrease) in cash and cash equivalents	13.3	76.6	(87.0)	66.0	—	68.9
Cash and cash equivalents, beginning of period	122.7	(15.6)	445.2	365.8	—	918.1

Cash and cash equivalents, end of period	$136.0	$61.0	$358.2	$431.8	$—	$987.0

CAESARS ENTERTAINMENT CORPORATION

(SUCCESSOR ENTITY)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2009

(In millions)

	CEC (Parent)	Subsidiary Issuer	Guarantors	Non- Guarantors	Consolidating/ Eliminating Adjustments	Total
Cash flows (used in)/provided by operating activities	$(36.8)	$(1,015.0)	$303.5	$465.4	$503.1	$220.2

Cash flows provided by/(used in) investing activities
Land, buildings, riverboats and equipment additions, net of change in construction payables	—	8.6	(431.0)	(42.1)	—	(464.5)
Investments in and advances to non-consolidated affiliates	—	(66.9)	—	(213.7)	213.7	(66.9)
Proceeds from other asset sales	—	20.0	—	—	—	20.0
Other	—	—	—	(11.9)	—	(11.9)

Cash flows (used in)/provided by investing activities	—	(38.3)	(431.0)	(267.7)	213.7	(523.3)

Cash flows provided by/(used in) financing activities
Proceeds from issuance of long-term debt	—	2,043.5	—	216.1	—	2,259.6
Debt issuance costs	—	(70.5)	—	(5.9)	—	(76.4)
Borrowings under lending agreements	—	3,076.6	—	—	—	3,076.6
Repayments under lending agreements	—	(3,535.1)	—	—	—	(3,535.1)
Cash paid in connection with early extinguishments of debt	—	(544.9)	—	(244.9)	(213.7)	(1,003.5)
Scheduled debt retirement	—	(39.0)	—	(6.5)	—	(45.5)
Purchase of additional interest in subsidiary	—	—	(83.7)	—	—	(83.7)
Non-controlling interests' distributions, net of contributions	—	—	—	(17.2)	—	(17.2)
Repurchase of treasury shares	(3.0)	—	—	—	—	(3.0)
Other	—	—	(1.1)	—	—	(1.1)
Transfers from/(to) affiliates	162.4	100.0	339.2	(98.5)	(503.1)	—

Cash flows provided by/(used in) financing activities	159.4	1,030.6	254.4	(156.9)	(716.8)	570.7

Net increase/(decrease) in cash and cash equivalents	122.6	(22.7)	126.9	40.8	—	267.6
Cash and cash equivalents, beginning of period	0.1	7.1	318.3	325.0	—	650.5

Cash and cash equivalents, end of period	$122.7	$(15.6)	$445.2	$365.8	$—	$918.1

CAESARS ENTERTAINMENT CORPORATION

(SUCCESSOR ENTITY)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE PERIOD

JANUARY 28, 2008 THROUGH DECEMBER 31, 2008

(In millions)

	CEC (Parent)	Subsidiary Issuer	Guarantors	Non- Guarantors	Consolidating/ Eliminating Adjustments	Total
Cash flows provided by/(used in) operating activities	$106.6	$(911.5)	$1,757.7	$(430.7)	$—	$522.1

Cash flows (used in)/provided by investing activities
Land, buildings, riverboats and equipment additions, net of change in construction payables	—	(27.8)	(945.5)	(208.1)	—	(1,181.4)
Insurance proceeds for hurricane losses from asset recovery	—	—	181.4	—	—	181.4
Payment for Acquisition	(17,490.2)	—	—	—	—	(17,490.2)
Investments in and advances to non-consolidated affiliates	—	—	—	(5.9)	—	(5.9)
Proceeds from other asset sales	—	0.1	4.7	0.3	—	5.1
Other	—	—	(17.4)	(5.8)	—	(23.2)

Cash flows used in investing activities	(17,490.2)	(27.7)	(776.8)	(219.5)	—	(18,514.2)

Cash flows provided by/(used in) financing activities
Proceeds from issuance of long-term debt	—	15,024.9	—	6,500.0	—	21,524.9
Debt issuance costs	—	(474.4)	—	(170.1)	—	(644.5)
Borrowings under lending agreements	—	433.0	—	—	—	433.0
Repayments under lending agreements	—	(6,750.2)	—	(10.3)	—	(6,760.5)
Cash paid in connection with early extinguishments of debt	—	(2,167.4)	—	—	—	(2,167.4)
Scheduled debt retirement	—	—	—	(6.5)	—	(6.5)
Equity contribution from buyout	6,007.0	—	—	—	—	6,007.0
Payment to bondholders for debt exchange	—	(289.0)	—	—	—	(289.0)
Non-controlling interests' distributions, net of contributions	—	—	—	(14.6)	—	(14.6)
Excess tax provision from stock equity plans	(50.5)	—	—	—	—	(50.5)
Repurchase of treasury shares	(3.6)	—	—	—	—	(3.6)
Other	3.6	(3.4)	(1.3)	(0.2)	—	(1.3)
Transfers from/(to) affiliates	11,424.9	(4,837.7)	(929.0)	(5,658.2)	—	—

Cash flows provided by/(used in) financing activities	17,381.4	935.8	(930.3)	640.1	—	18,027.0

Cash flows provided by discontinued operations
Cash flows provided by operating activities	—	—	4.7	—	—	4.7

Cash flows provided by discontinued operations	—	—	4.7	—	—	4.7

Net (decrease)/increase in cash and cash equivalents	(2.2)	(3.4)	55.3	(10.1)	—	39.6
Cash and cash equivalents, beginning of period	2.3	10.5	263.0	335.1	—	610.9

Cash and cash equivalents, end of period	$0.1	$7.1	$318.3	$325.0	$—	$650.5

CAESARS ENTERTAINMENT CORPORATION

(PREDECESSOR ENTITY)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE PERIOD

JANUARY 1, 2008 THROUGH JANUARY 27, 2008

(In millions)

	CEC (Parent)	Subsidiary Issuer	Guarantors	Non- Guarantors	Consolidating/ Eliminating Adjustments	Total
Cash flows provided by/(used in) operating activities	$43.9	$(106.4)	$(25.3)	$95.0	$—	$7.2

Cash flows (used in)/provided by investing activities
Land, buildings, riverboats and equipment additions, net of change in construction payables	—	(1.4)	(66.3)	(57.9)	—	(125.6)
Payments for businesses acquired, net of cash acquired	—	—	—	0.1	—	0.1
Proceeds from other asset sales	—	—	0.1	3.0	—	3.1
Other	—	—	(1.2)	(0.5)	—	(1.7)

Cash flows used in investing activities	—	(1.4)	(67.4)	(55.3)	—	(124.1)

Cash flows provided by/(used in) financing activities
Proceeds from issuance of long-term debt	—	—	—	—	—	—
Debt issuance costs	—	—	—	—	—	—
Borrowings under lender agreements	—	11,316.3	—	—	—	11,316.3
Repayments under lending agreements	—	(11,288.6)	—	(0.2)	—	(11,288.8)
Cash paid in connection with early extinguishments of debt	—	—	(87.7)	—	—	(87.7)
Non-controlling interests' distributions, net of contributions	—	—	—	(1.6)	—	(1.6)
Proceeds from exercises of stock options	2.4	—	—	—	—	2.4
Excess tax benefit from stock equity plans	77.5	—	—	—	—	77.5
Other	—	—	(0.7)	(0.1)	—	(0.8)
Transfers (to)/from affiliates	(121.5)	75.4	90.5	(44.4)	—	—

Cash flows (used in)/provided by financing activities	(41.6)	103.1	2.1	(46.3)	—	17.3

Cash flows provided by discontinued operations
Cash flows provided by operating activities	—	—	0.5	—	—	0.5

Cash flows provided by discontinued operations	—	—	0.5	—	—	0.5

Net increase/(decrease) in cash and cash equivalents	2.3	(4.7)	(90.1)	(6.6)	—	(99.1)
Cash and cash equivalents, beginning of period	—	15.2	353.1	341.7	—	710.0

Cash and cash equivalents, end of period	$2.3	$10.5	$263.0	$335.1	$—	$610.9